UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05542

Name of Fund: BlackRock Income Trust, Inc. (BKT)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Income

Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2018

Date of reporting period: 11/30/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) November 30, 2017	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities — 0.5%

Asset-Backed Securities — 0.4%
Securitized Asset Backed Receivables LLC Trust, Series 2005-OP2, Class M1, (1 mo. LIBOR US + 0.43%), 1.76%, 10/25/35(a)	$1,875	$1,854,867

Interest Only Asset-Backed Securities — 0.1%
Small Business Administration Participation Certificates, Series 2000-1, 1.00%, 03/15/21(b)	248	2,167
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 03/30/30(b)(c)	1,432	85,471
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 04/15/29(b)	2,163	99,366

		187,004

Total Asset-Backed Securities — 0.5% (Cost — $2,357,756)		2,041,871

Non-Agency Mortgage-Backed Securities — 0.6%

Collateralized Mortgage Obligations — 0.2%
Deutsche Securities, Inc. Mortgage Alternate Loan Trust, Series 2006-AR5, Class 22A, 5.50%, 10/25/21	132	129,295
Kidder Peabody Acceptance Corp., Series 1993-1, Class A6, (1 mo. LIBOR + 16.62%), 14.15%, 08/25/23(a)	31	33,462
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-11, Class A, 3.34%, 08/25/34(d)	624	612,912

		775,669
Interest Only Collateralized Mortgage Obligations — 0.3%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 05/25/37	363	84,443
IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 4AX, 0.17%, 01/25/37(b)	36,544	45,680
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3AX, 0.48%, 04/25/34(b)(e)	4,011	80,221
MASTR Alternative Loans Trust, Series 2003-9, Class 15X2, 6.00%, 01/25/19	60	952
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 1AX, 5.00%, 05/25/19	29	135
Sequoia Mortgage Trust, Series 2005-2, Class XA, 0.76%, 03/20/35(b)(d)	19,908	547,475
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 3AS, 1.95%, 08/25/36(b)(d)	8,748	634,238

Security	Par (000)		Value
Interest Only Collateralized Mortgage Obligations (continued)
Vendee Mortgage Trust, Series 1999-2, Class 1, 0.00%, 05/15/29(d)	$21,769		$22

			1,393,166
Principal Only Collateralized Mortgage Obligations — 0.1%
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J8, 0.00%, 09/25/23(f)	25		23,343
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 0.00%, 02/25/36(f)	265		224,452
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-9, Class CP, 0.00%, 11/25/35(f)	119		89,702

			337,497

Total Non-Agency Mortgage-Backed Securities — 0.6% (Cost — $1,430,951)			2,506,332

U.S. Government Sponsored Agency Securities — 152.6%

Agency Obligations — 2.6%
Federal Housing Administration(b):
USGI Projects, Series 99, 7.43%, 06/01/21 - 10/01/23	2,013		1,921,891
General Motors Acceptance Corp. Projects, Series 56, 7.43%, 11/01/22	—	(g)	1
Merrill Lynch Projects, Series 54, 7.43%, 05/15/23	1		967
Reilly Projects, Series 41, 8.28%, 03/01/20(d)	16		15,897
Residual Funding Corp., 0.00%, 04/15/30(f)	13,000		9,107,204

			11,045,960
Collateralized Mortgage Obligations — 66.3%
Fannie Mae Mortgage-Backed Securities:
Series 2017-90, Class WB, 3.00%, 11/25/47	5,594		5,387,043
Series 2017-76, Class PB, 3.00%, 10/25/57	3,415		3,210,583
Series 2011-142, Class PE, 3.50%, 01/25/42	15,567		15,671,857
Series 2014-28, Class BD, 3.50%, 08/25/43	5,327		5,497,189
Series 2010-136, Class CY, 4.00%, 12/25/40	3,060		3,274,314
Series 2011-8, Class ZA, 4.00%, 02/25/41	6,437		6,750,821

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Fannie Mae Mortgage-Backed Securities (continued):
Series 2011-117, Class CP, 4.00%, 11/25/41	$14,351		$15,408,640
Series 2011-99, Class CB, 4.50%, 10/25/41	43,000		47,383,003
Series 2010-47, Class JB, 5.00%, 05/25/30	8,888		9,509,953
Series 2003-135, Class PB, 6.00%, 01/25/34	6,204		6,484,065
Series 2004-31, Class ZG, 7.50%, 05/25/34	5,061		6,097,843
Series 1993-247, Class SN, (11th District Cost of Funds + 63.85%), 10.00%, 12/25/23(a)	83		97,428
Series 2005-73, Class DS, (1 mo. LIBOR + 17.55%), 14.10%, 08/25/35(a)	369		420,263
Series 1991-87, Class S, (1 mo. LIBOR + 26.68%), 23.16%, 08/25/21(a)	6		6,795
Series G-49, Class S, (1 mo. LIBOR + 1034.80%), 896.74%, 12/25/21(a)	—	(g)	22
Series G-07, Class S, (1 mo. LIBOR + 1144.57%), 994.84%, 03/25/21(a)	—	(g)	200
Series 1991-46, Class S, (1 mo. LIBOR + 2519.00%), 2,215.00%, 05/25/21(a)	—	(g)	1
Freddie Mac Mortgage-Backed Securities:
Series T-11, Class A9, 3.17%, 01/25/28(d)	673		691,288
Series 4242, Class PA, 3.50%, 05/15/41	5,397		5,528,296
Series 4384, Class LB, 3.50%, 08/15/43	5,100		5,254,326
Series 3762, Class LN, 4.00%, 11/15/40	2,000		2,141,353
Series 4269, Class PM, 4.00%, 08/15/41	8,884		9,343,827
Series 4016, Class BX, 4.00%, 09/15/41	15,408		16,670,179
Series 3688, Class PB, 4.50%, 08/15/32	9,176		9,371,535
Series 4316, Class VB, 4.50%, 03/15/34	10,787		11,554,081
Series 3856, Class PB, 5.00%, 05/15/41	10,000		11,092,346
Series 2927, Class BZ, 5.50%, 02/15/35	4,177		4,637,373

Security	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Freddie Mac Mortgage-Backed Securities (continued):
Series 2542, Class UC, 6.00%, 12/15/22	$1,275		$1,340,592
Series 0040, Class K, 6.50%, 08/17/24	81		89,763
Series 0019, Class F, 8.50%, 03/15/20	2		2,541
Series 2218, Class Z, 8.50%, 03/15/30	1,715		2,000,264
Series 0173, Class RS, 10.40%, 11/15/21(b)(d)	—	(g)	2
Series 1160, Class F, (1 mo. LIBOR + 40.16%), 34.85%, 10/15/21(a)	3		4,456
Ginnie Mae Mortgage-Backed Securities:
Series 2010-099, Class JM, 3.75%, 12/20/38	15,929		16,144,824
Series 2010-112, Class TL, 4.00%, 01/20/39	14,267		14,535,604
Series 2011-80, Class PB, 4.00%, 10/20/39	10,386		10,633,140
Series 2012-16, Class HJ, 4.00%, 09/20/40	10,000		10,446,081
Series 2011-88, Class PY, 4.00%, 06/20/41	15,402		15,963,204
Series 2015-96, Class ZM, 4.00%, 07/20/45	6,890		7,427,610
Series 2004-89, Class PE, 6.00%, 10/20/34	42		42,718

			280,115,423
Interest Only Collateralized Mortgage Obligations — 6.2%
Fannie Mae Mortgage-Backed Securities:
Series 1997-50, Class SI, (1 mo. LIBOR + 9.20%), 1.20%, 04/25/23(a)	67		1,520
Series G92-60, Class SB, (11th District Cost of Funds + 9.35%), 1.60%, 10/25/22(a)	33		981
Series 2013-10, Class PI, 3.00%, 02/25/43	12,722		1,447,099
Series 2012-96, Class DI, 4.00%, 02/25/27	3,093		247,616
Series 2013-45, Class EI, 4.00%, 04/25/43	5,724		934,889
Series 2015-66, Class AS, (1 mo. LIBOR + 6.25%), 4.92%, 09/25/45(a)	47,155		7,506,632

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Interest Only Collateralized Mortgage Obligations (continued)
Fannie Mae Mortgage-Backed Securities (continued):
Series 2010-74, Class DI, 5.00%, 12/25/39	$2,792		$141,020
Series 2016-64, Class BI, 5.00%, 09/25/46	12,930		2,694,688
Series 2011-100, Class S, (1 mo. LIBOR + 6.45%), 5.12%, 10/25/41(a)	3,292		548,835
Series 2006-36, Class PS, (1 mo. LIBOR + 6.60%), 5.27%, 05/25/36(a)	6,245		1,080,295
Series 2011-124, Class GS, (1 mo. LIBOR + 6.70%), 5.37%, 03/25/37(a)	5,778		362,385
Series 1997-90, Class M, 6.00%, 01/25/28	1,095		132,334
Series 1999-W4, 6.50%, 12/25/28	104		9,437
Series G92-05, Class H, 9.00%, 01/25/22	—	(g)	25
Series 094, Class 2, 9.50%, 08/25/21	1		43
Series 1990-136, Class S, 18.75%, 11/25/20(a)	2		2
Series G-10, Class S, 962.45%, 05/25/21(a)	—	(g)	1
Freddie Mac Mortgage-Backed Securities:
Series 2559, Class IO, 0.50%, 08/15/30(d)	24		99
Series 3745, Class IN, 4.00%, 01/15/35	7,094		250,771
Series 3744, Class PI, 4.00%, 06/15/39	7,730		847,981
Series 4026, Class IO, 4.50%, 04/15/32	2,416		313,263
Series 4611, Class BS, (1 mo. LIBOR + 6.10%), 4.85%, 06/15/41(a)	24,244		3,564,800
Series 3796, Class WS, (1 mo. LIBOR + 6.55%), 5.30%, 02/15/40(a)	5,750		620,489
Series 2611, Class QI, 5.50%, 09/15/32	258		7,997
Series 1043, Class H, (1 mo. LIBOR + 45.00%), 39.37%, 02/15/21(a)	2		3
Ginnie Mae Mortgage-Backed Securities(a):
Series 2012-97, Class JS, (1 mo. LIBOR + 6.25%), 4.99%, 08/16/42	17,430		2,380,110

Security	Par (000)		Value
Interest Only Collateralized Mortgage Obligations (continued)
Ginnie Mae Mortgage-Backed Securities(a) (continued):
Series 2009-116, Class KS, (1 mo. LIBOR + 6.47%), 5.21%, 12/16/39	$1,080		$154,380
Series 2011-52, Class MJ, (1 mo. LIBOR + 6.65%), 5.37%, 04/20/41	8,297		1,342,154
Series 2011-52, Class NS, (1 mo. LIBOR + 6.67%), 5.41%, 04/16/41	9,624		1,667,397

			26,257,246
Mortgage-Backed Securities — 77.4%
Fannie Mae Mortgage-Backed Securities:
2.50%, 12/01/32(h)	180		179,606
2.50%, 1/01/33(h)	150		149,508
3.00%, 01/01/43 - 10/01/46(i)	57,362		57,489,279
3.00%, 12/01/47(h)	46,200		46,082,957
3.50%, 10/01/42 - 01/01/48(h)(i)	50,373		51,858,456
3.50%, 12/01/47(h)	12,664		12,985,053
4.00%, 01/01/41 - 06/01/46(i)	35,697		37,587,731
4.50%, 08/01/25 - 09/01/41(i)	47,077		50,692,316
5.00%, 01/01/23 - 10/01/41(i)	29,354		32,066,875
5.50%, 12/01/17 - 10/01/39(i)	11,269		12,552,647
6.50%, 12/01/37 - 10/01/39	3,966		4,466,337
7.50%, 2/01/22	—	(g)	5
9.50%, 01/01/19 - 09/01/19	1		575
Freddie Mac Mortgage-Backed Securities:
(1 year CMT + 2.43%), 3.68%, 10/01/34(a)	96		98,586
5.00%, 02/01/22 - 04/01/22	107		111,312
5.50%, 1/01/39(i)	15,024		16,669,242
9.00%, 9/01/20	2		1,932
Ginnie Mae Mortgage-Backed Securities:
5.00%, 10/20/39	3,745		4,096,692
7.50%, 08/15/21 - 11/15/23	49		51,111
8.00%, 10/15/22 - 08/15/27	29		30,062
9.00%, 04/15/20 - 09/15/21	2		1,579

			327,171,861
Principal Only Collateralized Mortgage Obligations — 0.1%
Fannie Mae Mortgage-Backed Securities(f):
Series 1991-7, Class J, 0.00%, 02/25/21	1		1,168
Series G93-2, Class KB, 0.00%, 01/25/23	42		40,181
Series 203, Class 1, 0.00%, 02/25/23	4		3,831

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Principal Only Collateralized Mortgage Obligations (continued)
Fannie Mae Mortgage-Backed Securities(f) (continued):
Series 1993-51, Class E, 0.00%, 02/25/23	$14	$12,697
Series 1993-70, Class A, 0.00%, 05/25/23	2	2,078
Series 0228, Class 1, 0.00%, 06/25/23	4	3,242
Series 1999-W4, 0.00%, 02/25/29	45	41,598
Series 2002-13, Class PR, 0.00%, 03/25/32	85	77,334
Freddie Mac Mortgage-Backed Securities(f):
Series 1418, Class M, 0.00%, 11/15/22	13	12,783
Series 1571, Class G, 0.00%, 08/15/23	103	98,648
Series 1691, Class B, 0.00%, 03/15/24	219	203,474
Series T-8, Class A10, 0.00%, 11/15/28	22	21,603

		518,637

Total U.S. Government Sponsored Agency Securities — 152.6% (Cost — $663,397,706)		645,109,127

U.S. Treasury Obligations — 3.0%
U.S. Treasury Bonds, 2.50%, 02/15/46(i)	2,500	2,336,621
U.S. Treasury Notes:
1.00%, 11/30/19(i)	2,965	2,919,135
1.38%, 08/31/20(i)	4,045	3,990,014
1.63%, 11/15/22	780	761,353
2.00%, 08/15/25(i)	2,860	2,787,830

Total U.S. Treasury Obligations — 3.0% (Cost — $13,017,325)		12,794,953

Total Long-Term Investments — 156.7% (Cost — $680,203,738)		662,452,283

Security	Shares/Par (000)	Value
Short-Term Securities — 2.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.96%(j)(m)	10,311,714	$10,311,714

Borrowed Bond Agreement(k)(l) — 0.2%
Credit Suisse Securities (USA) LLC, 1.10%, Open (Purchased on 12/19/16 to be repurchased at $863,544. Collateralized by U.S. Treasury Bonds, 2.75%, 11/15/42, par and fair values of $917,000 and $907,723, respectively)	$856	856,249

Total Short-Term Securities — 2.6% (Cost — $11,167,963)		11,167,963

Total Investments Before Borrowed Bonds TBA Sale Commitments — 159.3% (Cost — $691,371,701)		673,620,246

Borrowed Bonds — (0.2)%
U.S. Treasury Bonds, 2.75%, 11/15/42	(917)	(907,723)

Total Borrowed Bonds — (0.2%) (Proceeds — $842,347)		(907,723)

TBA Sale Commitments — (33.3)%

Mortgage-Backed Securities — (33.3)%
Fannie Mae Mortgage-Backed Securities(h):
2.50%, 12/18/32	150	(149,672)
3.00%, 12/13/47 - 01/18/48	92,400	(92,108,164)
3.50%, 12/13/47	12,664	(12,985,052)
4.00%, 12/13/47	20,500	(21,417,695)
5.00%, 12/13/47	12,900	(13,946,110)

		(140,606,693)

Total TBA Sale Commitments — (33.3%) (Proceeds — $141,211,398)		(140,606,693)

Total Investments, Net of Borrowed Bonds and TBA Sale Commitments — 125.8% (Cost — $549,317,956)		532,105,830
Liabilities in Excess of Other Assets — (25.8)%		(109,256,904)

Net Assets — 100.0%		$422,848,926

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Income Trust, Inc. (BKT)

(a)	Floating rate security. Rate shown is the rate in effect as of period end.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Zero-coupon bond.
(g)	Amount is less than $500.
(h)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$(1,644,461)	$5,318
Credit Suisse Securities (USA) LLC	(1,598,491)	5,379
Goldman Sachs & Co	(51,933,699)	244,449
J.P.Morgan Securities LLC	(5,367,800)	2,972
Bank of America N.A.	(5,868,448)	22,582
Mizuho Securities USA Inc.	(1,149,242)	5,070
Morgan Stanley & Co. LLC	(109)	(31)
Nomura Securities International, Inc.	2,053,482	(7,840)
RBC Capital Markets, LLC	(2,733,464)	12,432

(i)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(j)	Annualized 7-day yield as of period end.
(k)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(l)	The amount to be repurchased assumes the maturity will be the day after period end.
(m)	During the period ended November 30, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	8,868,413	1,443,301	10,311,714	$10,311,714	$23,927	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation Bonds
IO	Interest Only
MBS	Mortgage-Backed Security

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Income Trust, Inc. (BKT)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas Securities Corp.	1.08%	12/19/16	Open	$4,004,550	$4,041,143	U.S. Treasury Obligations	Open/Demand
BNP Paribas Securities Corp.	1.19	12/19/16	Open	2,924,231	2,947,479	U.S. Treasury Obligations	Open/Demand
BNP Paribas Securities Corp.	1.15	04/19/17	Open	2,315,625	2,331,340	U.S. Treasury Obligations	Open/Demand
BNP Paribas Securities Corp.	1.23	04/19/17	Open	2,831,400	2,850,772	U.S. Treasury Obligations	Open/Demand
HSBC Securities (USA), Inc.	1.40	11/09/17	01/11/18	9,144,000	9,151,468	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.40	11/09/17	01/11/18	13,179,000	13,189,763	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.40	11/09/17	01/11/18	18,007,000	18,021,706	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.40	11/09/17	01/11/18	9,104,000	9,111,435	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.40	11/09/17	01/11/18	10,023,000	10,031,185	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.40	11/09/17	01/11/18	15,095,000	15,107,328	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.40	11/09/17	01/11/18	12,945,000	12,955,572	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.40	11/09/17	01/11/18	15,642,000	15,654,774	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.40	11/09/17	01/11/18	8,185,000	8,191,684	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.40	11/09/17	01/11/18	16,175,000	16,188,210	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.40	11/09/17	01/11/18	7,334,000	7,339,989	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.40	11/09/17	01/11/18	18,532,000	18,547,134	U.S. Government Sponsored Agency Securities	Up to 30 Days

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Income Trust, Inc. (BKT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
HSBC Securities (USA), Inc.	1.40%	11/09/17	01/11/18	$15,578,000	$15,590,722	U.S. Government Sponsored Agency Securities	Up to 30 Days

				$181,018,806	$181,251,704

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
90-Day Euro Dollar	(40)	12/18/17	$9,845	$6,999
90-Day Euro Dollar	(40)	03/19/18	9,826	17,017
Long U.S. Treasury Bond	(349)	03/20/18	52,950	574,366
10-Year U.S. Treasury Note	(126)	03/20/18	15,629	90,032
10-Year U.S. Ultra Long Treasury Note	(68)	03/20/18	9,056	53,991
5-Year U.S. Treasury Note	(522)	03/29/18	60,731	117,576
90-Day Euro Dollar	(46)	06/18/18	11,282	25,141
90-Day Euro Future	(46)	09/17/18	11,271	25,929
90-Day Euro Future	(46)	12/17/18	11,261	23,904
90-Day Euro Dollar	(46)	03/18/19	11,255	23,164
90-Day Euro-Dollar	(16)	06/17/19	3,912	10,955
90-Day Euro-Dollar	(6)	09/16/19	1,466	1,343

				$970,417

OTC Interest Rate Swaps

Paid by the Trust		Received by the Trust		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.31%	Semi-annual	3-Month LIBOR	Quarterly	Deutsche Bank AG	N/A	10/01/18	USD	60,000	$(1,575,142)	$—	$(1,575,142)
3-Month LIBOR	Quarterly	3.43%	Semi-annual	JPMorgan Chase Bank N.A.	N/A	03/28/21	USD	6,000	279,049	(95,026)	374,075
3-Month LIBOR	Quarterly	5.41%	Semi-annual	JPMorgan Chase Bank N.A.	N/A	08/15/22	USD	9,565	1,533,790	—	1,533,790

									$237,697	$(95,026)	$332,723

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Income Trust, Inc. (BKT)

Fair Value Hierarchy as of Period End (continued)

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$1,854,867	$187,004	$2,041,871
Non-Agency Mortgage-Backed Securities	—	1,198,718	1,307,614	2,506,332
U.S. Government Sponsored Agency Securities	—	643,170,369	1,938,758	645,109,127
U.S. Treasury Obligations	—	12,794,953	—	12,794,953
Short-Term Securities:
Money Market Funds	10,311,714	—	—	10,311,714
Borrowed Bond Agreement	—	856,249	—	856,249
Liabilities:
Investments:
Borrowed Bonds	—	(907,723)	—	(907,723)
TBA Sale Commitments	—	(140,606,693)	—	(140,606,693)

	$10,311,714	$518,360,740	$3,433,376	$532,105,830

Derivative Financial Instruments(a)
Assets:
Interest rate contracts	$970,417	$1,907,865	$—	$2,878,282
Liabilities:
Interest rate contracts	—	(1,575,142)	—	(1,575,142)

	$970,417	$332,723	$—	$1,303,140

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, reverse repurchase agreements of $181,251,704 are categorized as Level 2 within the disclosure hierarchy.

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Income Trust, Inc. (BKT)

During the period ended November 30, 2017, there were no transfers between levels 1 and 2.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of August 31, 2017	$186,351	$1,363,970	$2,060,128	$3,610,449
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	(17,965)	—	(3,221)	(21,186)
Net realized gain (loss)	—	—	(2,090)	(2,090)
Net change in unrealized appreciation (depreciation)(a)	18,618	(56,356)	10,948	(26,790)
Purchases	—	—	—	—
Sales	—	—	(127,007)	(127,007)

Closing Balance, as of November 30, 2017	$187,004	$1,307,614	$1,938,758	$3,433,376

Net change in unrealized appreciation (depreciation) on investments held as of November 30, 2017(b)	$18,618	$(56,356)	$10,948	$(26,790)

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments held as of November 30, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

SCHEDULE OF INVESTMENTS	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Trust, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Income Trust, Inc.

Date:	January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Income Trust, Inc.

Date:	January 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Income Trust, Inc.

Date:	January 22, 2018